SUPPLEMENT DATED MAY 28, 2004

TO MAY 1, 2004, PROSPECTUS

for

VUL GuardSM 1

Variable Universal Life II 1

Variable Universal Life 2, 3

Survivorship Variable Universal Life II 2, 4

Survivorship Variable Universal Life 2, 3, 4

Variable Life Select 3, 5

Variable Life Plus 3, 4, 5

1 Issued by Massachusetts Mutual Life Insurance Company (“MassMutual”)

2 Issued by MassMutual in California and New York and C.M. Life Insurance Co. (“C.M. Life”) in all other jurisdictions

3 Product is no longer available for sale

4 Not available in Puerto Rico

5 Issued by MassMutual in New York and Puerto Rico and MML Bay State Life Insurance Company in all other jurisdictions

Effective May 28, 2004, the following correction is being made in the above-listed prospectuses:

1.	The “Other Expenses” and “Total Fund Operating Expenses” for the Oppenheimer Global Securities Fund/VA in the “Investment Management Fees and Other Expenses” table are revised to read as follows:

Fund Name	Management Fees	Other Expenses	12b-1 Fees	Total Fund Operating Expenses
Oppenheimer Global Securities Fund/VA	0.63%	0.04%	—	0.67%

There are no other changes being made at this time.

May 28, 2004	Page 1 of 1	Li4200-04-1

SUPPLEMENT DATED JUNE 1, 2004

TO MAY 1, 2004, PROSPECTUS

for

VUL GuardSM 1

Variable Universal Life II 1

Variable Universal Life 2, 3

Survivorship Variable Universal Life II 2, 4

Survivorship Variable Universal Life 2, 3, 4

[1]	Issued by Massachusetts Mutual Life Insurance Company (“MassMutual”)
[2]	Issued by MassMutual in California and New York and C.M. Life Insurance Company in all other jurisdictions
[3]	Product is no longer available for sale
[4]	Not available in Puerto Rico

Effective June 1, 2004, the Sub-Adviser for the MML Growth Equity Fund is changed to Grantham, Mayo, Van Otterloo & Co. LLC. The MML Growth Equity Fund line in the table of investment funds located in the “Investment Choices” section of the above-referenced prospectuses now reads:

Investment Funds in Which the Divisions Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
MML Series Investment Fund

MML Growth Equity Fund	Adviser: MassMutual Sub-Adviser: Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)#	Seeks long-term growth of capital.

#	Prior to June 1, 2004, the Fund’s sub-adviser was Massachusetts Financial Services Company.

There are no other changes being made at this time.

June 1, 2004	Page 1 of 1	Li4200-04-2